AMERICAN
                                                       EXPRESS
                                                          Financial
                                                          Direct
Strategist Growth Fund, Inc.

1998 Annual Report

                                                      Strategist Growth Fund

                                               Strategist Growth Trends Fund

                                              Strategist Special Growth Fund

Table of contents

From the portfolio managers                                            1
The Funds' long-term performance                                       7
Independent auditors' report (Strategist Growth Fund, Inc.)           10
Financial statements (Strategist Growth Fund, Inc.)                   11
Notes to financial statements (Strategist Growth Fund, Inc.)          16
Federal income tax information (Strategist Growth Fund, Inc.)         23
Independent auditors' report (Growth Portfolio)                       24
Financial statements (Growth Portfolio)                               25
Notes to financial statements (Growth Portfolio)                      28
Investments in securities (Growth Portfolio)                          32
Independent auditors' report (Growth Trends Portfolio)                39
Financial statements (Growth Trends Portfolio)                        40
Notes to financial statements (Growth Trends Portfolio)               43
Investments in securities (Growth Trends Portfolio)                   47
Independent auditors' report (Aggressive Growth Portfolio)            57
Financial statements (Aggressive Growth Portfolio)                    58
Notes to financial statements (Aggressive Growth Portfolio)           61
Investments in securities (Aggressive Growth Portfolio)               65

From the portfolio managers

(picture of) Mitzi Malevich

A strong recovery early in 1998 allowed Strategist Growth Fund to generate positive results for the past fiscal year. For the period - August 1997 through July 1998 the total return for the Fund was 6.2%.

The tremendous bull market for stocks came to a temporary halt when the period began last August, as rising interest rates took a toll on most issues. But the biggest problem materialized in October, when currencies and stock markets in Asia and other emerging markets went into a virtual free-fall.

The result was severely weakened economies in many countries that had been substantial buyers of U.S. goods, particularly technology-related products. The unstable situation immediately cast doubt on American companies' ability to sustain their earnings growth and soon spawned a wave of stock-selling. For the Fund, the situation overseas was a particular problem, given that technology stocks constituted the largest portion of the Portfolio.

By February, though, investors apparently had decided that American companies would weather the `Asian flu' relatively well, and, with support from ongoing indications of subdued inflation and a still-solid economy, they sent the market soaring through April. The rally petered out at that point, as the possibility of weaker corporate profits and higher interest rates dampened investors' enthusiasm.

Large-caps strong
Working in the Portfolio's favor was the continued strength of large-capitalization growth stocks. Within that broad category, the Portfolio's largest area of investment was in technology-related stocks, which were highly volatile but, on the whole, productive. Consumer-related stocks, including those of healthcare, beverage and retail companies, constituted another substantial investment and proved to be comparatively consistent, positive performers. Financial services stock provided very good results for the 12 months, thanks chiefly to a decline in long-term interest rates.

As is the norm for this Portfolio, there was little portfolio turnover - a reflection of my buy-and-hold management style. Also, I maintained only a small amount of cash reserves (less than 3%), as I prefer to keep the great majority of assets working in stocks.

Looking to the fiscal year that's just begun, the investment environment hasn't changed markedly in the past several months: the economy continues to grow; inflation remains subdued; and long-term interest rates have yet to experience a substantial increase. While those factors may continue to work in stocks' favor, should corporate profits slack off to a meaningful degree, the market may well retreat. But even if it does, I don't think that will alter what still strikes me as a fundamentally positive longer-term outlook for stocks. As for the Portfolio, I plan to maintain the emphasis on large-capitalization stocks of high-quality companies with healthy growth rates and dominant positions in their respective markets.

Mitzi Malevich
Portfolio Manager

From the portfolio managers

(picture of) Gordon Fines

The past 12 months was a highly volatile period for stocks, especially the growth sector. In the end, though, Strategist Growth Trends Fund generated positive results for the fiscal year - August 1997 through July 1998. For the Fund, the total return was 16.2%. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Portfolio's net asset by a like amount.)

After a spectacular summer, the stock market was kept off balance for much of the past fall and winter. The initial problem was a rise in long-term interest rates, which caused stocks to stumble at the outset of the period. After a rebound in September, stocks then were confronted with the far-reaching effect of financial turmoil in Asia.

This phenomenon immediately raised concerns that profits of American companies particularly those in technology-related businesses, for which Asia is an important market - might soon erode. The result was a sharp decline for stocks last October, followed by a lingering case of the winter doldrums. But, thanks to support provided by ongoing low inflation, a decline in long-term interest rates and still-solid economic growth, stocks mounted a robust recovery from February through April, before petering out in the summer.

Core investments little changed
The Portfolio's performance pattern generally followed that of the broad market, although its fluctuations were somewhat more dramatic. That condition was largely an outgrowth of the Portfolio's substantial holdings among technology stocks, which were whipsawed by the Asian storm. The Portfolio's other major areas of exposure health care and financial/business services stocks - provided relatively consistent performance, as their profit prospects appeared more stable.

For the most part, I maintained an investment emphasis on large-capitalization growth stocks such as General Electric, Norwest Corporation and Pfizer. That worked to the Portfolio's advantage, as a relatively small group of large-cap issues accounted for the great majority of the total stock market's advance over the 12 months. In fact, to illustrate the narrowness of the market's success, just five stocks in the Standard & Poor's 500 Stock Index generated nearly 25% of the gain for the index as a whole.

Fund performance also benefited from a reduction in cash reserves, which I implemented last winter, and virtually no exposure to smaller foreign markets, particularly those in Asia and Latin America.

As we begin the new fiscal year, two of the three driving factors for the stock market - inflation and long-term interest rates - remain encouragingly low. The third corporate earnings - is more in doubt, as the fallout from the `Asian flu' continues. Therefore, I plan to continue to concentrate investments in large-cap domestic stocks that appear best able to generate consistent earnings growth.

Gordon Fines
Portfolio Manager

From the portfolio managers

(picture of) Guru Baliga

A surge late in the fiscal year resulted in a double-digit return by Strategist Special Growth Fund. For the 12-month period - August 1997 through July 1998 the Fund generated a total return of 11.0%.

The period got off to a bad start, as currency declines in Southeast Asia and rising long-term interest rates here at home took a toll on U.S. stocks. Although the market rallied the following month, by late October the so-called "Asian flu" was in full force, weakening stock markets throughout most of the world, including the U.S.

It took until February before investors regained enough confidence to drive stock prices higher. Buoyed by ongoing reports of solid economic growth and still-tame inflation, plus a decline in long-term interest rates, they sent the market on a two-month tear that made the doldrums of the previous months well worth enduring.

As has been the case in recent years, the market's advance was powered by large-capitalization stocks. And, as the period wore on, the gains became increasingly concentrated among a shrinking group of issues representing companies that could be depended on to consistently produce above-average earnings growth. Unless a stock was part of that select group, it had little chance of enjoying a meaningful price increase. Overall, the Portfolio owned some of those stocks, but not enough to match the often-blistering pace of the broad market.

Health care provided consistent performance
The majority of assets were spread among technology, financial services, health care, retailing and consumer-product stocks. Technology was clearly the most volatile group, and the Portfolio's tech holdings provided mixed overall results. Most consistent, on the other hand, were the health care stocks, which benefited from their companies' generally robust profits. Most disappointing for the Portfolio were oil services stocks, which were hurt by declining oil prices.

In keeping with the Portfolio's strategy, I kept the portfolio essentially fully invested - that is, the great majority of assets (about 95%) remained in stocks rather than cash reserves. The only notable shifts in asset mix were an increased exposure to energy-related stocks late in 1997 and reduced exposure to the technology sector, the latter resulting from generally lower stock prices at year-end.

At this writing (early August), the new fiscal year has gotten off to a volatile start, a trend that could well continue for some months. Although inflation, interest rates and economic growth continue to work in stocks' favor, the likelihood of weaker overall corporate profits may present a hurdle for the market and could easily cause stocks to retreat. In any event, we will continue to employ diligent research to identify the stocks that appear best able to gain ground in what could be an increasingly challenging investment environment.

Guru Baliga
Portfolio Manager

The Funds' long-term performance

How your $10,000 has grown in Strategist Growth Fund

Average annual total return                          S&P 500
(as of July 31, 1998)                                 Stock Index
1 year    5 years   10 years
+6.22%    +21.67%   +19.86%                       Lipper Growth                            $15,187
                                                    Fund Index                            Strategist
                                                                                            Growth
                                                                                              Fund
$10,000



5/31/96   7/31/96   10/31/96   1/31/97   4/30/97   7/31/97   10/31/97   1/31/98   4/30/98   7/31/98

Assumes: Holding period from 5/31/96 to 7/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $24,529. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Growth Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Growth Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Growth Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

How your $10,000 has grown in Strategist Growth Trends Fund

Average annual total return                            S&P 500
(as of July 31, 1998)                                 Stock Index
1 year    5 years   10 years
+16.17%    +20.09%   +19.41%                       Lipper Growth                            $16,276
                                                    Fund Index                            Strategist
                                                                                            Growth
                                                                                            Trends
$10,000                                                                                      Fund



5/31/96   7/31/96   10/31/96   1/31/97   4/30/97   7/31/97   10/31/97   1/31/98   4/30/98   7/31/98

Assumes: Holding period from 5/31/96 to 7/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $12,990. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Growth Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS New Dimensions Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Growth Trends Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

How your $10,000 has grown in Strategist Special Growth Fund

Average anual total return                             S&P 500
(as of July 31, 1998)                                 Stock Index
1 year       Since inception*
+10.98%          +24.63%                                                                     $15,356
*inception date was Aug. 19, 1996                                                          Strategist
                                                                                             Special
                                                                                             Growth
$10,000                                                                                       Fund


8/31/96   10/31/96   1/31/97   4/30/97   7/31/97   10/31/97   1/31/98   4/30/98   7/31/98

Assumes: Holding period from 8/31/96 to 7/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,916. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Stock Index (S&P 500). Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

The  financial   statements   contained  in   Post-Effective   Amendment  #6  to
Registration Statement No. 33-63905 filed on or about September 24, 1998 are incorporated herein by reference.

Federal income tax information

The Funds are required by the Internal Revenue Code of 1986 to tell their shareholders about the tax treatment of the dividends they pay during their fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

Strategist Growth Trends Fund
Fiscal year ended July 31, 1998

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                    Per share
Dec. 29, 1997                                   $0.20460

Total distributions                             $0.20460

Strategist Special Growth Fund
Fiscal year ended July 31, 1998

Income distribution taxable as dividend income, 5.48% qualifying for deduction by corporations.

Payable date                                    Per share
Dec. 29, 1997                                   $1.17140

Capital gain distribution taxable as long-term capital gain.

Payable date                                    Per share
Dec. 29, 1997                                   $0.09045

Total distributions                             $1.26185

The distribution of $1.26185 per share, payable Dec. 29, 1997, consisted of $0.02279 derived from net investment income, $1.14861 from net short-term capital gains (total of $1.17140 taxable as dividend income) and $0.09045 from net long-term capital gains.

The long term capital gains distribution is divided into two rate categories:
28% - $0.00000 and 20% - $0.09045.

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                                                           S-6134 D (9/98)